Lines of Credit Payable (Detail Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 59,325,000	$ 59,349,000